Principal subsidiaries, investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2021
Principal subsidiaries, investments in associates and joint ventures [abstract]
Summary of principal subsidiaries, investments in associates and joint ventures
Principal subsidiaries, investments in associates and joint ventures
Proportion of ownership
and interest held
by the group
2021 2020
Subsidiary

Statutory place of
Incorporation Country of operation
ING Bank N.V.
Amsterdam the Netherlands
100% 100%
Bank Mendes Gans N.V.
Amsterdam the Netherlands
100% 100%
ING Belgium S.A./N.V.
Brussels Belgium
100% 100%
ING Luxembourg S.A.
Luxembourg City Luxembourg
100% 100%
ING-DiBa AG
Frankfurt am Main Germany
100% 100%
ING Bank Slaski S.A. 1
Katowice Poland
75% 75%
ING Financial Holdings Corporation
Delaware United States of America
100% 100%
ING Bank A.S.
Istanbul Turkey
100% 100%
ING Bank (Australia) Ltd
Sydney Australia
100% 100%
ING Commercial Finance B.V.
Amsterdam the Netherlands
100% 100%
ING Groenbank N.V.
Amsterdam the Netherlands
100% 100%
Investments in associates and joint ventures
TMBThanachart Bank Public Company Ltd
2
Bangkok Thailand
23% 23%